Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank advances
Balance at year end	$ 494,161	$ 1,026,780
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	487,500	1,020,000
Rate on balance outstanding at year end (as a percent)	0.18%	0.18%
Average daily balance	733,559	656,365
Average rate (as a percent)	0.19%	0.19%
Maximum amount outstanding at any month end	1,235,900	1,307,875
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	6,661	6,780
Rate on balance outstanding at year end (as a percent)	3.51%	3.51%
Average daily balance	6,721	93
Average rate (as a percent)	3.51%	3.51%
Maximum amount outstanding at any month end	6,780	6,780
Amortization of long-term advances for the next five years	$ 144
Period of amortization of long-term advances (in years)	5 years